Operating lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Operating lease liabilities
Schedule of weighted-average remaining lease term and weighted-average discount rate

	Year ended December 31,
Lease Term and Discount Rate	2022		2023
Weighted-average remaining lease term:
- Operating leases	5.50	years	4.63	years
Weighted-average discount rate
- Operating leases	6.69%		6.32%

Schedule of maturity analysis of the annual undiscounted cash flows

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

Fiscal Year	Operating lease
RMB
2024	390,362
2025	300,519
2026	197,584
2027	146,670
2028	82,532
Thereafter	192,133
Total lease commitment	1,309,800

Less: Imputed interest	(177,721)

Total operating lease liabilities	1,132,079
Less: current operating lease liabilities	(332,983)

Long-term operating lease liabilities	799,096

Schedule of supplemental cash flow information related to leases

	For Year Ended December 31,
	2022	2023
	RMB	RMB
Cash paid for amounts included in measurement of liabilities:

Operating cash flows from operating leases	371,295	432,477
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	54,036	429,788